UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number_811-22801

Franklin ETF Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 11/30/16

Item 1. Reports to Stockholders.

FRANKLIN
LIBERTYSHARES™

Franklin Templeton ETF Trust

Semiannual Report

November 30, 2016

Franklin Liberty Short Duration U.S. Government ETF

Formerly, Franklin Short Duration U.S. Government ETF

FRANKLIN TEMPLETON INVESTMENTS

FRANKLIN TEMPLETON INVESTMENTS

Gain From Our Perspective®

At Franklin Templeton Investments, we’re dedicated to one goal: delivering exceptional asset management for our clients. By bringing together multiple, world-class investment teams in a single firm, we’re able to offer specialized expertise across styles and asset classes, all supported by the strength and resources of one of the world’s largest asset managers. This has helped us to become a trusted partner to individual and institutional investors across the globe.

Contents

Semiannual Report
Franklin Liberty Short Duration U.S. Government ETF	2
Performance Summary	5
Your Fund’s Expenses	6
Financial Highlights and Statement of Investments	7
Financial Statements	11
Notes to Financial Statements	14
Shareholder Information	21

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Not FDIC Insured | May Lose Value | No Bank Guarantee

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Not part of the semiannual report 1

SEMIANNUAL REPORT

Franklin Liberty Short Duration U.S. Government ETF

Formerly, Franklin Short Duration U.S. Government ETF

This semiannual report for Franklin Liberty Short Duration U.S. Government ETF covers the period ended November 30, 2016.

Your Fund’s Goal and Main Investments

The Fund seeks to provide a high level of current income as is consistent with prudent investing, while seeking preservation of capital, by investing at least 80% of its net assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.1 The Fund targets an estimated portfolio duration of three years or less.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest rate changes than a portfolio with a higher duration.

Performance Overview

For the six months under review, the Fund posted cumulative total returns of -0.04% based on market price and +0.41% based on net asset value. In comparison, the Bloomberg Barclays U.S. Government Index: 1-3 Year Component produced a +0.01% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Economic and Market Overview

The U.S. economy strengthened during the six months under review. The economy grew at a faster pace in 2016’s third quarter than in the second quarter, mainly due to

*Figures reflect certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.

personal consumption expenditures, exports, private inventory investment, federal government spending and nonresidential fixed investment. Manufacturing conditions remained volatile but generally expanded, and the services sector continued to grow. The unemployment rate declined from 4.7% in May to 4.6% at period-end.3 Monthly retail sales were volatile, but grew during most of the review period. Inflation, as measured by the Consumer Price Index, remained relatively subdued for most of the period, but rose during the second half.

The U.S. Federal Reserve (Fed) kept its target interest rate at 0.25–0.50% at its November meeting, while setting the stage for an interest rate hike in December. The Fed members generally agreed that it would be appropriate to raise the federal funds rate in the near term, as long as data continue to provide evidence of economic resilience.

1. Some securities owned by the Fund, but not shares of the Fund, are guaranteed by the U.S. government, its agencies or instrumentalities as to timely payment of principal and interest. The Fund’s net asset value, trading price and yield are not guaranteed and will fluctuate with market conditions. Please see the Fund’s prospectus for the level of credit support offered by government agency or instrumentality issues.
2. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
3. Source: Bureau of Labor Statistics.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 8.

2 Semiannual Report

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FRANKLIN LIBERTY SHORT DURATION U.S. GOVERNMENT ETF

Dividend Distributions*
6/1/16–11/30/16
Dividend per Share
Month	(cents)
June	11.789
July	19.258
August	20.929
September	14.183
October	14.697
November	18.412
Total	99.268

*The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The 10-year Treasury yield, which moves inversely to price, shifted throughout the period. It rose from 1.84% on May 31, 2016, to a period high of 2.37% on November 30, 2016. However, negative interest rates in Japan and Europe and central banks’ purchases of government bonds, pushed down the Treasury yield. The U.K.’s historic referendum to leave the European Union in June 2016 (also known as “Brexit”) also boosted safe haven buying by investors. The Treasury yield reached a period low of 1.37% in early July. The yield rose in October, due to positive economic data and signals from the Fed on the possibility of an increase in interest rates in the near term. Additionally, in November, the U.S. Treasury yield further increased, amid a bond market selloff, based on investor expectations that possible expansionary fiscal policies under the new U.S. President Donald Trump could lead to a stronger economy and higher inflation.

Investment Strategy

We invest predominantly in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. We analyze securities using proprietary and nonproprietary research to help us identify attractive investment opportunities, primarily from across multiple investment grade debt sectors, including government and government agency debt securities, Treasury inflation protected securities (TIPS), and mortgage-backed securities (MBS), including adjustable rate mortgage securities (ARMs). When making investment decisions, we evaluate key factors including interest rates, inflation and risk premiums. Through a short duration portfolio, we seek to position the Fund to be less affected by interest rate changes than a fund with a longer duration. In addition, we may use interest-rate derivatives, such as U.S. Treasury futures, to obtain net long or short exposures to selected parts of the yield curve. Unlike many exchange-traded funds (ETFs) designed to replicate the performance of a specified index, the Fund is an actively managed ETF.

What is a futures contract?

A futures contract is an agreement between the Fund and a coun-terparty made through a U.S. or foreign futures exchange to buy or sell an asset at a specific price on a future date.

Manager’s Discussion

During the period, the Fund’s exposure to agency ARMs and TIPS were the main contributors to outperformance relative to the benchmark. The Fund continued to focus on seasoned, shorter maturity, high-quality ARMs that tend to be less sensitive to interest rate changes. Other factors that led to strong performance included ARMs spreads tightening during the period and prepayments remaining relatively steady at levels below longer term historical averages. TIPS performance was driven by a significant increase in inflation expectations during the period. Yield curve positioning was a slight detractor from performance. The rise in yields worked in favor of the Fund’s short duration positioning, but this advantage was offset by curve positioning against steepening of the yield curve as well as the yield lost as a result of shorter duration positioning. Security selection in agencies contributed slightly to performance. The Fund also had exposure to fixed-rate MBS, but the contribution to performance was neutral.

What is the yield curve?

The yield curve is a line that plots the interest rates, at a set point in time, of bonds having equal credit quality but differing maturity dates. The most frequently reported yield curve compares three-month, two-year and 30-year U.S. Treasury debt.

The Fund invested in U.S. Treasuries, agency debentures, agency mortgage pass-through securities and other U.S. government-related bonds and cash investments. We looked for valuations we considered attractive within lower interest-rate risk government bond markets with a focus on high current income. We used U.S. Treasury futures contracts for duration management. Over the period, the futures positions had a net realized gain.

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Semiannual Report 3

FRANKLIN LIBERTY SHORT DURATION U.S. GOVERNMENT ETF

Thank you for your participation in Franklin Liberty Short Duration U.S. Government ETF. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2016, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTY SHORT DURATION U.S. GOVERNMENT ETF

Performance Summary as of November 30, 2016

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/13), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Performance as of 11/30/16[1]
	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on	Based on	Based on	Based on
	NAV[3]	market price[4]	NAV[3]	market price[4]
6-Month	+0.41%	-0.04%	+0.41%	-0.04%
1-Year	+0.78%	+0.85%	+0.78%	+0.85%
3-Year	+1.96%	+1.34%	+0.65%	+0.44%
Since Inception (11/4/13)	+2.60%	+1.77%	+0.84%	+0.57%

30-Day Standardized Yield[6]
Distribution Rate[5]	(with waiver)	(without waiver)
2.27%	1.14%	1.05%

Total Annual Operating Expenses[7]
	(with waiver)	(without waiver)
	0.30%	0.40%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

All investments involve risks, including possible loss of principal. Interest rate movements, unscheduled mortgage prepayments and other risk factors will affect the Fund’s share price and yield. Bond prices, and thus a fund’s share price, generally move in the opposite direction of interest rates. Therefore, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a discussion of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has an expense reduction contractually guaranteed through 9/30/17. The Fund also has a fee waiver associated with any investments it makes in a Franklin
Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through its current fiscal year-end. Fund investment results reflect the expense reduc-
tion and fee waiver; without these reductions, the results would have been lower.
2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Assumes reinvestment of distributions based on net asset value.
4. Assumes reinvestment of distributions based on market price.
5. Distribution rate is based on an annualization of the 18.412 cent per share November dividend and the NAV of $97.24 per share on 11/30/16.
6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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Semiannual Report 5

FRANKLIN LIBERTY SHORT DURATION U.S. GOVERNMENT ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $ 7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual		Hypothetical
	(actual return after expenses)		(5% annual return before expenses)
		Expenses		Expenses
Beginning	Ending	Paid During	Ending	Paid During
Account	Account	Period	Account	Period	Net Annualized
Value 6/1/16	Value 11/30/16	6/1/16–11/30/16[1,2]	Value 11/30/16	6/1/16–11/30/16[1,2]	Expense Ratio[2]
$1,000	$1,004.10	$1.51	$1,023.56	$1.52	0.30%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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FRANKLIN ETF TRUST

Financial Highlights

Franklin Liberty Short Duration U.S. Government ETF

	Six Months Ended	Year Ended May 31,
	November 30, 2016
	(unaudited)	2016	2015	2014 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$97.83	$99.03	$99.98	$100.00
Income from investment operations[b]:
Net investment income[c]	0.48	0.72	0.64	0.41
Net realized and unrealized gains (losses)	(0.08)	(0.39)	0.09	0.67
Total from investment operations	0.40	0.33	0.73	1.08
Less distributions from net investment income	(0.99)	(1.53)	(1.68)	(1.10)
Net asset value, end of period	$97.24	$97.83	$99.03	$99.98

Total return[d]	0.41%	0.34%	0.74%	1.08%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	0.36%	0.40%	0.68%	0.61%
Expenses net of waiver and payments by affiliates	0.30%	0.30%	0.30%	0.30%
Net investment income	0.99%	0.73%	0.64%	0.71%

Supplemental data
Net assets, end of period (000’s)	$170,271	$183,521	$47,139	$27,595
Portfolio turnover rate	94.75%	145.14%	198.41%	98.35%
Portfolio turnover rate excluding mortgage dollar rolls[f]	50.49%	62.17%	140.19%	64.98%

aFor the period November 4, 2013 (commencement of operations) to May 31, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of creation unit Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
eRatios are annualized for periods less than one year.
fSee Note 1(d) regarding mortgage dollar rolls.

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The accompanying notes are an integral part of these financial statements. | Semiannual Report 7

FRANKLIN ETF TRUST

Statement of Investments, November 30, 2016 (unaudited)

Franklin Liberty Short Duration U.S. Government ETF

	Principal Amount	Value

U.S. Government and Agency Securities 38.0%
Dragon 2012 LLC, secured bond, 1.972%, 3/12/24	$66,569	$66,282
a Federal Agricultural Mortgage Corp. Guaranteed Trust 07-1, 144A, 5.125%, 4/19/17	275,000	279,544
FHLB, 1.375%, 6/12/20	1,400,000	1,376,633
FHLMC, 1.25%, 8/01/19	1,500,000	1,494,003
FHLMC, 1.25%, 10/02/19	3,500,000	3,482,115
FHLMC, 1.375%, 5/01/20	1,525,000	1,515,072
FHLMC, 1.75%, 5/30/19	1,250,000	1,263,005
FHLMC, 2.375%, 1/13/22	1,000,000	1,018,556
FHLMC, 3.75%, 3/27/19	1,350,000	1,427,020
FICO, A-P, Strip, 10/06/17	1,000,000	991,418
FICO, D-P, Strip, 9/26/19	1,585,000	1,518,750
FICO, E-P, Strip, 11/02/18	225,000	219,753
FNMA, 0.875%, 2/08/18	1,280,000	1,278,159
FNMA, 1.625%, 1/21/20	1,000,000	1,003,971
FNMA, 1.75%, 6/20/19	3,000,000	3,028,995
FNMA, 1.75%, 9/12/19	1,350,000	1,362,598
FNMA, 1.75%, 11/26/19	1,300,000	1,310,351
FNMA, 1.875%, 9/18/18	1,125,000	1,139,759
FNMA, 2.625%, 9/06/24	350,000	355,199
FNMA, 6.625%, 11/15/30	250,000	352,090
FNMA, 7.125%, 1/15/30	250,000	361,856
Israel Government Agency for International Development Bond, 5.50%, 9/18/23	300,000	358,350
Overseas Private Investment Corp., A, zero cpn., 11/15/20	225,000	267,454
Private Export Funding Corp.,
secured bond, BB, 4.30%, 12/15/21	1,500,000	1,645,490
secured note, LL, 2.25%, 3/15/20	1,600,000	1,629,197
senior secured note, MM, 2.30%, 9/15/20	1,550,000	1,573,439
Residual Funding Corp. Principal Strip, senior bond, Strip, 7/15/20	875,000	818,833
TVA, 5.50%, 7/18/17	500,000	514,756
b U.S. Treasury Bond, Index Linked, 1.375%, 1/15/20	2,567,628	2,697,205
U.S. Treasury Note,
0.75%, 12/31/17	2,800,000	2,795,296
0.75%, 8/15/19	2,500,000	2,461,280
0.875%, 1/31/18	2,000,000	1,998,554
0.875%, 6/15/19	3,000,000	2,969,181
1.00%, 2/15/18	1,325,000	1,325,725
1.375%, 12/31/18	2,800,000	2,813,563
1.50%, 5/31/19	1,500,000	1,508,613
1.50%, 11/30/19	2,500,000	2,505,860
1.625%, 12/31/19	1,500,000	1,508,643
2.25%, 7/31/18	1,500,000	1,529,766
3.75%, 11/15/18	1,000,000	1,050,742
[b]Index Linked, 0.125%, 1/15/23	1,088,751	1,081,751
[b]Index Linked, 0.125%, 7/15/24	4,575,105	4,500,880
[b]Index Linked, 0.625%, 7/15/21	2,142,200	2,212,065
Ukraine Government Agency for International Development Bonds, 1.844%, 5/16/19	120,000	120,270

Total U.S. Government and Agency Securities (Cost $64,792,671)		64,732,042

Mortgage-Backed Securities 66.5%
[c] Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 18.7%
FHLMC, 2.297% - 2.658%, 7/01/29 - 10/01/38	1,602,275	1,691,726
FHLMC, 2.66% - 2.704%, 9/01/27 - 1/01/37	921,873	972,916
FHLMC, 2.71% - 2.72%, 4/01/29 - 1/01/36	1,540,460	1,623,884
FHLMC, 2.722% - 2.75%, 10/01/33 - 8/01/38	1,569,623	1,661,745
FHLMC, 2.759% - 2.766%, 5/01/33 - 10/01/35	673,980	712,124
FHLMC, 2.77% - 2.78%, 7/01/36 - 1/01/38	1,507,653	1,592,947
FHLMC, 2.793% - 2.849%, 9/01/29 - 6/01/37	1,522,518	1,609,505
FHLMC, 2.856% - 2.869%, 11/01/33 - 6/01/37	390,142	414,157

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FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal Amount	Value

Mortgage-Backed Securities (continued)
[c] Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)
FHLMC, 2.875% - 2.885%, 1/01/28 - 9/01/36	$1,434,196	$1,516,744
FHLMC, 2.886%, 9/01/37	2,542,822	2,704,164
FHLMC, 2.90%, 9/01/37	1,435,875	1,515,259
FHLMC, 2.915%, 10/01/38	2,477,950	2,613,275
FHLMC, 2.889% - 2.935%, 1/01/26 - 4/01/37	1,330,950	1,404,975
FHLMC, 2.96%, 5/01/40	2,375,511	2,528,686
FHLMC, 2.937% - 2.97%, 5/01/35 - 1/01/42	1,450,333	1,534,957
FHLMC, 2.977%, 11/01/37	1,473,003	1,552,865
FHLMC, 2.987%, 8/01/41	1,583,598	1,678,355
FHLMC, 2.972% - 3.009%, 5/01/35 - 6/01/41	1,600,562	1,698,017
FHLMC, 3.016% - 3.038%, 8/01/34 - 4/01/37	1,486,589	1,581,905
FHLMC, 3.06% - 5.508%, 8/01/24 - 9/01/36	1,138,661	1,203,770
		31,811,976

Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 2.1%
d FHLMC, 3.00%, 12/15/46	2,500,000	2,485,351
d FHLMC, 3.50%, 12/15/44	1,000,000	1,025,034
		3,510,385

[c] Federal National Mortgage Association (FNMA) Adjustable Rate 42.0%
FNMA, 1.936% - 2.471%, 9/01/17 - 11/01/40	1,269,950	1,309,356
FNMA, 2.473% - 2.482%, 2/01/33 - 2/01/36	1,232,417	1,283,039
FNMA, 2.487% - 2.496%, 1/01/33 - 11/01/35	1,422,835	1,487,503
FNMA, 2.545%, 10/01/35	1,280,905	1,336,615
FNMA, 2.497% - 2.55%, 11/01/17 - 5/01/36	1,549,020	1,618,870
FNMA, 2.58%, 11/01/35	1,622,206	1,694,013
FNMA, 2.59%, 8/01/37	1,815,595	1,884,365
FNMA, 2.64%, 5/01/35	2,200,558	2,313,787
FNMA, 2.551% - 2.644%, 12/01/24 - 4/01/40	1,541,581	1,618,801
FNMA, 2.644% - 2.703%, 3/01/25 - 12/01/37	1,605,673	1,685,351
FNMA, 2.714%, 6/01/36	1,272,192	1,342,888
FNMA, 2.728%, 7/01/38	1,275,774	1,347,194
FNMA, 2.707% - 2.741%, 6/01/32 - 12/01/40	1,606,360	1,693,126
FNMA, 2.744%, 7/01/38	2,445,870	2,587,268
FNMA, 2.759%, 6/01/34	1,556,145	1,642,339
FNMA, 2.749% - 2.761%, 12/01/34 - 9/01/37	1,496,489	1,577,720
FNMA, 2.779%, 5/01/36	2,822,463	2,984,650
FNMA, 2.762% - 2.784%, 4/01/33 - 1/01/38	1,306,502	1,378,466
FNMA, 2.795%, 8/01/37	2,212,802	2,335,470
FNMA, 2.788% - 2.798%, 1/01/32 - 8/01/39	1,605,009	1,697,728
FNMA, 2.805%, 9/01/43	1,607,521	1,697,255
FNMA, 2.818%, 5/01/39	1,354,260	1,433,707
FNMA, 2.80% - 2.834%, 5/01/33 - 3/01/38	947,177	999,859
FNMA, 2.837% - 2.847%, 2/01/35 - 4/01/40	1,346,876	1,426,117
FNMA, 2.85% - 2.854%, 12/01/32 - 3/01/42	1,504,470	1,583,586
FNMA, 2.859% - 2.862%, 1/01/35 - 12/01/39	1,464,033	1,541,351
FNMA, 2.872% - 2.877%, 11/01/34 - 9/01/39	1,586,255	1,678,099
FNMA, 2.878% - 2.886%, 11/01/35 - 2/01/41	1,385,634	1,469,476
FNMA, 2.892% - 2.90%, 9/01/33 - 3/01/42	1,508,163	1,591,786
FNMA, 2.903%, 9/01/37	1,588,348	1,681,265
FNMA, 2.902% - 2.904%, 4/01/36 - 11/01/37	1,072,354	1,129,994
FNMA, 2.904% - 2.921%, 7/01/28 - 2/01/40	1,506,126	1,593,332
FNMA, 2.923% - 2.946%, 1/01/25 - 9/01/39	1,442,813	1,524,610
FNMA, 2.946%, 6/01/40	2,161,639	2,276,642
FNMA, 2.952% - 2.98%, 12/01/32 - 6/01/36	1,569,012	1,660,061
FNMA, 2.98% - 2.99%, 9/01/34 - 6/01/35	1,229,815	1,298,911
FNMA, 2.997% - 3.012%, 8/01/36 - 8/01/38	1,604,556	1,695,544
FNMA, 3.015% - 3.047%, 12/01/30 - 7/01/41	1,287,151	1,361,147

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Semiannual Report 9

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal Amount	Value
Mortgage-Backed Securities (continued)
[c] Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 3.05%, 5/01/33	$1,503,126	$1,583,033
FNMA, 3.09%, 10/01/40	1,966,557	2,081,822
FNMA, 3.094%, 10/01/38	2,186,660	2,311,181
FNMA, 3.049% - 3.113%, 12/01/34 - 9/01/40	1,354,841	1,431,890
FNMA, 3.122% - 4.50%, 2/01/18 - 9/01/38	1,441,873	1,531,256
FNMA, 4.825%, 3/01/33	183,560	193,901
		71,594,374
Federal National Mortgage Association (FNMA) Fixed Rate 3.2%
d FNMA, 3.00%, 12/15/46	4,200,000	4,178,016
d FNMA, 3.50%, 12/15/44	1,250,000	1,282,519
		5,460,535
Government National Mortgage Association (GNMA) Fixed Rate 0.5%
d GNMA II, SF, 3.50%, 12/15/44	835,000	868,433
Total Mortgage-Backed Securities (Cost $113,912,546)		113,245,703
Total Investments before Short Term Investments (Cost $178,705,217)		177,977,745

	Shares
Short Term Investments (Cost $1,227,953) 0.7%
Money Market Funds 0.7%
e,f Institutional Fiduciary Trust Money Market Portfolio	1,227,953	1,227,953
Total Investments (Cost $179,933,170) 105.2%		179,205,698
Other Assets, less Liabilities (5.2)%		(8,934,624)
Net Assets 100.0%		$170,271,074

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At
November 30, 2016, the value of this security was $279,544, representing 0.2% of net assets.
bPrincipal amount of security is adjusted for inflation. See Note 1(f).
cThe coupon rate shown represents the rate at period end.
dSecurity purchased on a to-be-announced (TBA) basis. See Note 1(b).
eNon-income producing.
fSee Note 3(c) regarding investments in affiliated management investment companies.

At November 30, 2016, the Fund had the following financial futures contracts outstanding. See Note 1(c).

Financial Futures Contracts
		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Interest Rate Contracts
U.S. Treasury 5 Yr. Note	Short	62	$7,306,313	3/31/17	$12,330	$—
U.S. Treasury 10 Yr. Note	Short	58	7,221,906	3/22/17	27,355	—
U.S. Treasury Long Bond	Short	7	1,058,969	3/22/17	7,420	—
U.S. Treasury Ultra 10 Yr. Note	Short	2	268,875	3/22/17	1,370	—
Net unrealized appreciation (depreciation)					$48,475

See Note 7 regarding other derivative information.
See Abbreviations on page 20.

10 Semiannual Report | The accompanying notes are an integral part of these financial statements.

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    FRANKLIN ETF TRUST FINANCIAL STATEMENTS

Statement of Assets and Liabilities

November 30, 2016 (unaudited)

Franklin Liberty Short Duration U.S. Government ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$178,705,217
Cost – Non-controlled affiliates (Note 3c)	1,227,953
Total cost of investments	$179,933,170
Value – Unaffiliated issuers	$177,977,745
Value – Non-controlled affiliates (Note 3c)	1,227,953
Total value of investments	179,205,698
Cash	250,000
Receivables:
Investment securities sold	540,995
Interest	557,813
Due from brokers	172,000
Variation margin	64,052
Total assets	180,790,558
Liabilities:
Payables:
Investment securities purchased	10,134,537
Management fees	61,139
Distributions to shareholders	322,394
Accrued expenses and other liabilities	1,414
Total liabilities	10,519,484
Net assets, at value	$170,271,074
Net assets consist of:
Paid-in capital	$173,748,083
Distributions in excess of net investment income	(843,808)
Net unrealized appreciation (depreciation)	(678,997)
Accumulated net realized gain (loss)	(1,954,204)
Net assets, at value	$170,271,074
Shares outstanding	1,751,000
Net asset value per share	$97.24

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The accompanying notes are an integral part of these financial statements. | Semiannual Report 11

FRANKLIN ETF TRUST

FINANCIAL STATEMENTS

Statement of Operations
for the six months ended November 30, 2016 (unaudited)

Franklin Liberty Short Duration U.S. Government ETF
Investment income:
Interest	$1,682,866
Inflation principle adjustments	211,338
Paydown gain (loss)	(773,876)
Total investment income	1,120,328
Expenses:
Management fees (Note 3a)	260,768
Transfer agent fees	2,894
Custodian fees (Note 4)	835
Reports to shareholders	4,435
Registration and filing fees	5,450
Professional fees	31,250
Trustees’ fees and expenses	3,890
Other	6,754
Total expenses	316,276
Expense reductions (Note 4)	(53)
Expenses waived/paid by affiliates (Note 3c and 3d)	(55,369)
Net expenses	260,854
Net investment income	859,474
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	246,337
Futures contracts	158,444
Net realized gain (loss)	404,781
Net change in unrealized appreciation (depreciation) on:
Investments	(642,950)
Futures contracts	99,537
Net change in unrealized appreciation (depreciation)	(543,413)
Net realized and unrealized gain (loss)	(138,632)
Net increase (decrease) in net assets resulting from operations	$720,842

12 Semiannual Report | The accompanying notes are an integral part of these financial statements.

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FRANKLIN ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Franklin Liberty Short Duration U.S. Government ETF
	Six Months Ended
	November 30, 2016	Year Ended
	(unaudited)	May 31, 2016
Increase (decrease) in net assets:
Operations:
Net investment income	$859,474	$1,254,690
Net realized gain (loss)	404,781	(170,524)
Net change in unrealized appreciation (depreciation)	(543,413)	(432,515)
Net increase (decrease) in net assets resulting from operations	720,842	651,651
Distributions to shareholders from net investment income	(1,728,681)	(2,822,427)
Capital share transactions (Note 2)	(12,242,392)	138,553,112
Net increase (decrease) in net assets	(13,250,231)	136,382,336
Net assets:
Beginning of period	183,521,305	47,138,969
End of period	$170,271,074	$183,521,305
Undistributed net investment income (distributions in excess of net investment income) included in net assets:
End of period	$(843,808)	$25,399

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The accompanying notes are an integral part of these financial statements. | Semiannual Report 13

FRANKLIN ETF TRUST

FRANKLIN LIBERTY SHORT DURATION U.S. GOVERNMENT ETF

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Liberty Short Duration U.S. Government ETF (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund is an exchange traded fund (ETF) and is actively managed, thus it is not designed to track an index.

Effective June 1, 2016, Franklin Short Duration U.S. Government ETF was renamed Franklin Liberty Short Duration U.S. Government ETF.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time, or earlier when the NYSE closes early, on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Derivative financial instruments listed on an exchange are valued at the official closing price of the day.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Securities Purchased on a TBA Basis

The Fund purchases securities on a to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Sufficient assets have been segregated for these securities.

c. Derivative Financial Instruments

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market

14 Semiannual Report

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FRANKLIN ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

The Fund entered into exchange traded financial futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as variation margin payable or receivable in the Statement of Assets and Liabilities.

See Note 7 regarding other derivative information.

d. Mortgage Dollar Rolls

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage-backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

e. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of November 30, 2016, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Paydown gains and losses are recorded separately in the Statement of Operations. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as interest income in the Statement of Operations.

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Semiannual Report 15

FRANKLIN ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

1. Organization and Significant Accounting

Policies (continued)

g. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Fund are issued and redeemed at their respective NAV only in blocks of 25,000 shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Fund. Once created, shares of the Fund generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Fund shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed for cash and/or in-kind. For the period ended November 30, 2016, all Creation Unit transactions were made in cash.

Authorized participants pay a standard transaction fee of $500 to the shareholder servicing agent when purchasing or redeeming Creation Units of the Fund regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance or redemption of Creation Units and is not charged to or paid by the Fund.

In addition, for cash Creation Unit transactions, a variable fee of up to 3.00% for creation transactions and 2.00% for redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. During the period ended November 30, 2016, no variable fees were charged.

At November 30, 2016, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	November 30, 2016		May 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	100,000	$9,777,411	1,500,000	$148,338,422
Shares redeemed	(225,000)	(22,019,803)	(100,000)	(9,785,310)
Net increase (decrease)	(125,000)	$(12,242,392)	1,400,000	$138,553,112

16 Semiannual Report

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FRANKLIN ETF TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

a. Management Fees

The Fund pays an investment management fee to Advisers of 0.30% per year of the average daily net assets of the Fund.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended November 30, 2016, the Fund held investments in affiliated management investment companies as follows:

	Number							% of Affiliated
	of Shares			Number of				Fund Shares
	Held at			Shares Held	Value		Realized	Outstanding
	Beginning	Gross Gross		at End	at End Investment		Gain	Held at End
	of Period	Additions Reductions		of Period	of Period	Income	(Loss)	of Period
Non-Controlled Affiliates
Institutional Fiduciary Trust
Money Market Portfolio	3,967,483	47,825,147	(50,564,677)	1,227,953	$1,227,953	$ —	$ —	0.01%

d. Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding acquired fund fees and expenses) of the Fund do not exceed 0.30% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until September 30, 2017.

e. Other Affiliated Transactions
At November 30, 2016, the shares of the Fund were owned by the following entities:
		Percentage of
	Shares	Outstanding Shares
Franklin 529 Portfolios	651,886	37.23%
Franklin Total Return Fund	500,000	28.56%
Franklin Resources Inc	214,908	12.27%
	1,366,794	78.06%

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Semiannual Report 17

FRANKLIN ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended November 30, 2016, the custodian fees were reduced as noted in the Statement of Operations.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At May 31, 2016, the capital loss carryforwards were as follows:

Capital loss carryforwards:
Short term	$1,333,599
Long term	911,294
Total capital loss carryforwards	$2,244,893

At November 30, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$180,236,215
Unrealized appreciation	$44,946
Unrealized depreciation	(1,075,463)
Net unrealized appreciation (depreciation)	$(1,030,517)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of paydown losses and bond discounts and premiums.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended November 30, 2016, aggregated $174,866,082 and $192,728,157, respectively.

7. Other Derivative Information

At November 30, 2016, the Fund’s investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives

Derivative Contracts
Not Accounted for as	Statement of Assets and			Statement of Assets and
Hedging Instruments	Liabilities Location	Fair Value		Liabilities Location	Fair Value

Interest rate contracts	Variation margin	$48,475	[a]	Variation margin	$ —

aThis amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

18 Semiannual Report

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FRANKLIN ETF TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

7. Other Derivative Information (continued)

For the period ended November 30, 2016, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:

Net Change in
Unrealized
Derivative Contracts		Net Realized		Appreciation
Not Accounted for as	Statement of	Gain (Loss)	Statement of	(Depreciation)
Hedging Instruments	Operations Locations	for the Period	Operations Locations	for the Period

	Net realized gain (loss)		Net change in unrealized
	from:		appreciation (depreciation) on:
Interest rate contracts	Futures contracts	$158,444	Futures contracts	$99,537

For the period ended November 30, 2016, the average month end fair value of derivatives represented 0.1% of average month end net assets. The average month end number of open derivative contracts for the period was 4.

See Note 1(c) regarding derivative financial instruments.

8. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, pre- payment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The inputs levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of November 30, 2016, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
U.S. Government and Agency Securities	$—	$64,732,042	$—	$64,732,042
Mortgage-Backed Securities	—	113,245,703	—	113,245,703
Short Term Investments	1,227,953	—	—	1,227,953
Total Investments in Securities	$1,227,953	$177,977,745	$—	$179,205,698
Other Financial Instruments
Futures Contracts	$48,475	$—	$—	$48,475

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Semiannual Report 19

FRANKLIN ETF TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

9. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

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FRANKLIN ETF TRUST

FRANKLIN LIBERTY SHORT DURATION U.S. GOVERNMENT ETF

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Vot-
ing Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities.
Shareholders may view the Trust’s complete Policies online
at franklintempleton.com. Alternatively, shareholders may
request copies of the Policies free of charge by calling the
Proxy Group collect at (954) 527-7678 or by sending a writ-
ten request to: Franklin Templeton Companies, LLC,
300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention:
Proxy Group. Copies of the Trust’s proxy voting records are
also made available online at franklintempleton.com and
posted on the U.S. Securities and Exchange Commission’s
website at sec.gov and reflect the most recent 12-month
period ended June 30.

Quarterly Statement of Investments

The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange Com-
mission for the first and third quarters for each fiscal year on
Form N-Q. Shareholders may view the filed Form N-Q by vis-
iting the Commission’s website at sec.gov. The filed form
may also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market
price on the secondary market for the shares of the Funds
and the Funds’ net asset value may be found on the Funds’
website at libertyshares.com.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

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© 2016-2017 Franklin Templeton Investments. All rights reserved.	FTSD S 01/17

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.      N/A

Item 5.  Audit Committee of Listed Registrants.       N/A

Item 6.  Schedule of Investments.                     N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.        N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.                                   N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN ETF TRUST

By __ /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

      Finance and Administration

Date  January 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By __/s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

      Finance and Administration

Date  January 26, 2017

By _ /s/Gaston Gardey

Gaston Gardey

      Chief Financial Officer and

      Chief Accounting Officer

Date  January 26, 2017